Operating Segments - Schedule of Operating Segments (Detail) - CAD ($) $ in Millions	3 Months Ended			6 Months Ended
	Apr. 30, 2021	Jan. 31, 2021	Apr. 30, 2020	Apr. 30, 2021	Apr. 30, 2020
Disclosure of operating segments [line items]
Net interest income	$ 4,176	$ 4,351	$ 4,417	$ 8,527	$ 8,809
Non-interest income	3,560	3,721	3,539	7,281	7,288
Total revenue	7,736	8,072	7,956	15,808	16,097
Provision for credit losses	496	764	1,846	1,260	2,772
Non-interest expenses	4,042	4,208	4,363	8,250	8,781
Provision for income taxes	742	702	423	1,444	894
Net income	2,456	2,398	1,324	4,854	3,650
Net income attributable to non-controlling interests in subsidiaries	90	90	15	180	54
Net income attributable to equity holders of the Bank	2,366	2,308	1,309	4,674	3,596
Net income attributable to equity holders of the Bank – relating to divested operations	(1)	3	(3)	2	58
Net income attributable to equity holders of the Bank – relating to operations other than divested operations	2,367	2,305	1,312	4,672	3,538
Average assets	1,151,000	1,155,000	1,181,000	1,154,000	1,147,000
Average liabilities	1,080,000	1,084,000	1,110,000	1,083,000	1,077,000
Operating segments [member] | Canadian banking [member]
Disclosure of operating segments [line items]
Net interest income	1,934	1,984	1,951	3,918	3,954
Non-interest income	690	664	575	1,354	1,279
Total revenue	2,624	2,648	2,526	5,272	5,233
Provision for credit losses	145	215	670	360	991
Non-interest expenses	1,229	1,204	1,220	2,433	2,453
Provision for income taxes	323	318	159	641	460
Net income	927	911	477	1,838	1,329
Net income attributable to non-controlling interests in subsidiaries	0	0		0
Net income attributable to equity holders of the Bank	927	911	477	1,838	1,329
Net income attributable to equity holders of the Bank – relating to divested operations	0		0	0
Net income attributable to equity holders of the Bank – relating to operations other than divested operations	927	911	477	1,838	1,329
Average assets	372,000	368,000	359,000	370,000	357,000
Average liabilities	311,000	306,000	265,000	308,000	264,000
Operating segments [member] | International banking [member]
Disclosure of operating segments [line items]
Net interest income	1,662	1,788	1,907	3,450	3,912
Non-interest income	716	773	800	1,489	1,780
Total revenue	2,378	2,561	2,707	4,939	5,692
Provision for credit losses	396	525	1,019	921	1,599
Non-interest expenses	1,294	1,402	1,465	2,696	3,129
Provision for income taxes	181	157	38	338	197
Net income	507	477	185	984	767
Net income attributable to non-controlling interests in subsidiaries	87	88	12	175	76
Net income attributable to equity holders of the Bank	420	389	173	809	691
Net income attributable to equity holders of the Bank – relating to divested operations	(1)	3	(3)	2	58
Net income attributable to equity holders of the Bank – relating to operations other than divested operations	421	386	176	807	633
Average assets	194,000	199,000	205,000	197,000	204,000
Average liabilities	149,000	153,000	154,000	151,000	152,000
Operating segments [member] | Global Wealth Management [member]
Disclosure of operating segments [line items]
Net interest income	152	155	145	307	286
Non-interest income	1,156	1,235	982	2,391	1,998
Total revenue	1,308	1,390	1,127	2,698	2,284
Provision for credit losses	(2)	4	2	2	3
Non-interest expenses	802	817	715	1,619	1,452
Provision for income taxes	134	148	106	282	216
Net income	374	421	304	795	613
Net income attributable to non-controlling interests in subsidiaries	2	3	2	5	5
Net income attributable to equity holders of the Bank	372	418	302	790	608
Net income attributable to equity holders of the Bank – relating to divested operations	0	0	0	0
Net income attributable to equity holders of the Bank – relating to operations other than divested operations	372	418	302	790	608
Average assets	28,000	27,000	26,000	28,000	26,000
Average liabilities	45,000	42,000	39,000	43,000	37,000
Operating segments [member] | Global banking and markets [member]
Disclosure of operating segments [line items]
Net interest income	350	358	385	708	710
Non-interest income	907	978	1,075	1,885	1,917
Total revenue	1,257	1,336	1,460	2,593	2,627
Provision for credit losses	(43)	20	155	(23)	179
Non-interest expenses	633	614	616	1,247	1,270
Provision for income taxes	150	159	166	309	283
Net income	517	543	523	1,060	895
Net income attributable to non-controlling interests in subsidiaries	0	0		0
Net income attributable to equity holders of the Bank	517	543	523	1,060	895
Net income attributable to equity holders of the Bank – relating to divested operations	0	0	0	0
Net income attributable to equity holders of the Bank – relating to operations other than divested operations	517	543	523	1,060	895
Average assets	399,000	395,000	433,000	397,000	422,000
Average liabilities	398,000	387,000	378,000	393,000	357,000
Operating segments [member] | Other smaller operating segments and corporate adjustments [member]
Disclosure of operating segments [line items]
Net interest income	78	66	29	144	(53)
Non-interest income	91	71	107	162	314
Total revenue	169	137	136	306	261
Provision for credit losses	0	0		0
Non-interest expenses	84	171	347	255	477
Provision for income taxes	(46)	(80)	(46)	(126)	(262)
Net income	131	46	(165)	177	46
Net income attributable to non-controlling interests in subsidiaries	1	(1)	1	0	(27)
Net income attributable to equity holders of the Bank	130	47	(166)	177	73
Net income attributable to equity holders of the Bank – relating to divested operations	0	0	0	0
Net income attributable to equity holders of the Bank – relating to operations other than divested operations	130	47	(166)	177	73
Average assets	158,000	166,000	158,000	162,000	138,000
Average liabilities	$ 177,000	$ 196,000	$ 274,000	$ 188,000	$ 267,000